UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10389

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed International Equity Portfolio
April 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.0%
Security	Shares	Value
Australia — 8.5%
AGL Energy, Ltd.	25,617	$ 141,021
Altium, Ltd.	3,632	92,584
ANZ Group Holdings, Ltd.	5,526	89,732
APA Group	28,788	196,548
ASX, Ltd.(1)	1,525	69,402
Atlas Arteria, Ltd.	8,782	38,183
Aurizon Holdings, Ltd.	14,009	31,852
Bapcor, Ltd.	6,563	28,638
BHP Group, Ltd.	8,183	242,851
Brambles, Ltd.	17,422	165,036
carsales.com, Ltd.(1)	8,541	135,446
Charter Hall Group	2,482	18,466
Charter Hall Long Wale REIT	6,388	18,492
Charter Hall Retail REIT	6,757	17,393
Cleanaway Waste Management, Ltd.(1)	15,558	25,055
Coles Group, Ltd.	12,714	153,587
Computershare, Ltd.	7,415	110,378
Cromwell Property Group	20,061	7,602
CSL, Ltd.	2,625	524,046
Dexus	13,975	72,432
Elders, Ltd.(1)	3,009	16,201
Endeavour Group, Ltd.(1)	5,423	24,443
EVT, Ltd.(1)	4,376	35,070
GPT Group (The)(1)	22,015	64,736
Hansen Technologies, Ltd.	14,633	43,830
Harvey Norman Holdings, Ltd.(1)	17,000	40,827
Healius, Ltd.	16,449	32,689
InvoCare, Ltd.(1)	3,423	25,281
IPH, Ltd.(1)	4,980	26,940
IRESS, Ltd.(1)	7,406	50,887
JB Hi-Fi, Ltd.(1)	1,878	55,581
Lendlease Corp., Ltd.(1)	9,400	46,684
Link Administration Holdings, Ltd.	16,267	22,950
Lottery Corp. Ltd.	26,454	88,700
Medibank Private, Ltd.	16,474	38,987
Mirvac Group(1)	41,842	67,174
National Australia Bank, Ltd.	6,485	124,844
New Hope Corp., Ltd.	6,072	21,464
Newcrest Mining, Ltd.	2,354	44,949
NEXTDC, Ltd.(1)(2)	10,100	77,503
Nine Entertainment Co. Holdings, Ltd.(1)	46,592	64,269
Northern Star Resources, Ltd.(1)	3,606	32,165
oOh!media, Ltd.	34,508	37,809
Orica, Ltd.	4,147	44,762
Security	Shares	Value
Australia (continued)
PEXA Group, Ltd.(1)(2)	2,163	$ 19,196
QBE Insurance Group, Ltd.	5,122	52,377
Qube Holdings, Ltd.	28,277	57,849
Region RE, Ltd.	20,523	33,585
Rio Tinto, Ltd.	2,262	169,660
Santos, Ltd.(1)	20,873	98,877
Scentre Group	43,799	84,054
SiteMinder, Ltd.(1)(2)	12,563	30,470
Stockland	21,890	64,890
Suncorp Group, Ltd.	10,185	84,801
Super Retail Group, Ltd.	3,314	29,907
Technology One, Ltd.	10,774	108,621
Telstra Group, Ltd.	78,759	228,497
TPG Telecom, Ltd.	20,255	72,300
Transurban Group	22,607	225,466
Vicinity, Ltd.	39,555	55,297
Viva Energy Group, Ltd.(3)	12,311	25,447
Waypoint REIT, Ltd.	9,833	17,078
Wesfarmers, Ltd.	7,953	275,121
Westpac Banking Corp.	7,685	115,038
Whitehaven Coal, Ltd.	17,283	82,937
Woodside Energy Group, Ltd.	13,621	309,065
Woolworths Group, Ltd.(1)	14,196	366,212
Yancoal Australia, Ltd.(1)	6,032	22,299
		$ 5,936,533
Austria — 1.1%
ams-OSRAM AG(1)(2)	3,049	$ 21,057
ANDRITZ AG(1)	1,285	83,455
AT&S Austria Technologie & Systemtechnik AG(1)	704	21,528
BAWAG Group AG(2)(3)	407	19,851
CA Immobilien Anlagen AG(1)(2)	2,850	82,683
DO & Co. AG(2)	185	21,669
Erste Group Bank AG(1)	2,269	82,499
Kontron AG	1,191	23,047
Mayr-Melnhof Karton AG	125	19,955
OMV AG(1)	1,834	86,790
PIERER Mobility AG(1)	420	35,822
Rhi Magnesita NV	764	21,716
Telekom Austria AG(1)(2)	8,000	62,457
Verbund AG(1)	1,229	109,455
voestalpine AG(1)	1,326	45,975
		$ 737,959
Belgium — 2.2%
Ackermans & van Haaren NV	698	$ 122,775

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Belgium (continued)
Aedifica S.A.	519	$ 43,353
Ageas S.A./NV	1,164	51,863
Anheuser-Busch InBev S.A./NV	2,419	157,282
Barco NV	2,270	66,296
Cofinimmo S.A.(1)(2)	488	46,621
Deme Group NV(2)	224	29,641
D'Ieteren Group	715	134,626
Econocom Group S.A./NV	10,730	36,856
Elia Group S.A./NV	938	128,619
Etablissements Franz Colruyt NV	478	13,278
Euronav NV	5,526	94,665
EVS Broadcast Equipment S.A.	1,740	42,411
Fagron	1,130	21,005
KBC Group NV	1,270	90,790
Montea NV	196	17,172
Proximus SADP	9,427	80,361
Shurgard Self Storage, Ltd.	370	19,131
Solvay S.A.	537	64,450
UCB S.A.	1,600	148,732
Umicore S.A.(1)	2,338	76,746
Xior Student Housing NV	621	19,722
		$ 1,506,395
Denmark — 4.5%
AP Moller - Maersk A/S, Class A	34	$ 60,764
AP Moller - Maersk A/S, Class B	45	81,340
Carlsberg A/S, Class B	2,327	385,111
Chr. Hansen Holding A/S	2,271	176,751
Danske Bank A/S(2)	7,716	163,076
DSV A/S	1,024	192,719
ISS A/S	1,180	24,671
NKT A/S(2)	462	24,280
Novo Nordisk A/S, Class B(1)	3,719	618,672
Novozymes A/S, Class B(1)	4,578	238,343
Orsted A/S(3)	4,338	389,336
Pandora A/S	2,364	218,816
Scandinavian Tobacco Group A/S, Class A(1)(3)	5,079	99,203
SimCorp A/S	1,532	166,062
Sydbank A/S	1,310	58,445
Topdanmark A/S	972	51,311
TORM PLC, Class A	907	28,389
Tryg A/S	5,012	118,448
		$ 3,095,737
Finland — 2.0%
Elisa Oyj	2,351	$ 146,000
Security	Shares	Value
Finland (continued)
Fortum Oyj	7,644	$ 114,171
Kemira Oyj	2,727	47,836
Kesko Oyj, Class B	4,942	103,030
Kojamo Oyj	3,939	48,909
Kone Oyj, Class B	1,969	112,333
Neste Oyj	2,521	122,179
Nokia Oyj	23,544	99,618
Nokian Renkaat Oyj	5,452	53,115
Nordea Bank Abp	13,924	154,686
Orion Oyj, Class B	2,997	140,778
TietoEVRY Oyj(1)	956	30,548
Tokmanni Group Corp.	4,468	61,190
UPM-Kymmene Oyj	3,680	117,357
Valmet Oyj(1)	1,377	46,586
		$ 1,398,336
France — 8.8%
Air Liquide S.A.	3,703	$ 666,134
Airbus SE	780	109,227
Altarea SCA	326	42,676
AXA S.A.(1)	6,703	218,787
BNP Paribas S.A.	3,328	215,034
Bollore SE	13,714	92,643
Bouygues S.A.(1)	1,100	40,281
Capgemini SE	1,114	203,146
Carrefour S.A.	5,094	105,958
Cie Generale des Etablissements Michelin SCA	2,492	79,364
Danone S.A.	2,980	197,227
Edenred	1,068	69,392
Engie S.A.(1)	23,380	374,180
Eurofins Scientific SE(1)	1,294	90,386
Eutelsat Communications S.A.(1)	3,313	22,024
Gecina S.A.	1,055	117,445
Getlink SE	2,197	41,060
ICADE	1,083	50,864
Ipsen S.A.	787	95,436
IPSOS	484	26,243
Klepierre S.A.	4,222	106,944
Legrand S.A.	560	53,006
L'Oreal S.A.	281	134,295
LVMH Moet Hennessy Louis Vuitton SE	596	573,281
Metropole Television S.A.(1)	1,562	25,218
Neoen S.A.(3)	2,543	76,349
Orange S.A.	25,469	331,502
Pernod Ricard S.A.	786	181,526
Rothschild & Co.	845	43,622

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Rubis SCA	2,794	$ 82,573
Safran S.A.	386	60,031
Sanofi	3,896	419,865
Sopra Steria Group SACA	385	83,339
Teleperformance	177	35,375
Thales S.A.	600	91,562
TotalEnergies SE	9,024	576,633
Ubisoft Entertainment S.A.(2)	1,529	44,780
Vinci S.A.(1)	1,159	143,358
Vivendi SE(1)	7,851	86,239
Voltalia S.A.(1)(2)	1,827	27,776
Worldline S.A.(2)(3)	2,484	108,061
		$ 6,142,842
Germany — 9.0%
AIXTRON SE	763	$ 21,602
Allianz SE	1,068	268,182
BASF SE	4,755	245,948
Bayer AG	4,117	271,707
Bayerische Motoren Werke AG	1,291	144,701
Bayerische Motoren Werke AG, PFC Shares	256	27,211
Bechtle AG	893	41,533
Brenntag SE	725	59,091
Continental AG	331	23,225
Cropenergies AG	2,253	26,093
Daimler Truck Holding AG(2)	1,859	61,427
Deutsche Boerse AG	659	125,677
Deutsche Lufthansa AG(2)	5,121	55,050
Deutsche Telekom AG	24,422	588,858
Deutsche Wohnen SE	2,636	59,686
Dr. Ing hc F Porsche AG, PFC Shares(2)	202	25,294
E.ON SE	49,704	657,472
Evonik Industries AG	3,498	76,349
Fresenius Medical Care AG & Co. KGaA	808	39,207
Fresenius SE & Co. KGaA	1,555	45,055
Gea Group AG	1,075	50,560
Gerresheimer AG	321	34,979
Hamborner REIT AG	13,027	102,765
Hannover Rueck SE	220	47,005
Henkel AG & Co. KGaA	2,701	199,750
Henkel AG & Co. KGaA, PFC Shares	3,830	309,650
K+S AG	3,195	63,727
Knorr-Bremse AG	398	27,897
Mercedes-Benz Group AG	2,040	159,091
Merck KGaA(2)	792	142,060
MTU Aero Engines AG	190	49,888
Security	Shares	Value
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG(2)	361	$ 135,674
Porsche Automobil Holding SE, PFC Shares	452	25,175
QIAGEN NV(2)	1,735	77,591
Rheinmetall AG	216	63,265
RWE AG(2)	1,362	63,859
SAP SE	3,795	513,525
Siemens AG	1,574	259,446
Software AG	2,115	72,256
Suedzucker AG	9,335	188,576
Symrise AG	1,413	170,722
Talanx AG	1,186	59,651
Telefonica Deutschland Holding AG	23,557	79,598
Vitesco Technologies Group AG(2)	445	30,474
Volkswagen AG	307	51,543
Volkswagen AG, PFC Shares	790	107,874
Vonovia SE	14,528	315,091
		$ 6,265,060
Hong Kong — 4.2%
AIA Group, Ltd.	28,800	$ 313,548
ASMPT, Ltd.	2,900	22,800
Bank of East Asia, Ltd. (The)	28,200	37,165
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(1)	21,000	42,911
BOC Hong Kong Holdings, Ltd.	23,500	74,183
Budweiser Brewing Co. APAC, Ltd.(3)	66,900	193,288
Cafe de Coral Holdings, Ltd.	22,000	30,815
China Evergrande New Energy Vehicle Group, Ltd.(1)(2)(4)	88,500	0
China Traditional Chinese Medicine Holdings Co., Ltd.	60,000	32,799
Chow Sang Sang Holdings International, Ltd.	18,000	23,650
Chow Tai Fook Jewellery Group, Ltd.	30,800	61,853
CK Asset Holdings, Ltd.	13,500	79,827
CK Hutchison Holdings, Ltd.	21,500	143,737
CK Infrastructure Holdings, Ltd.	4,500	25,620
CLP Holdings, Ltd.	19,500	145,192
C-Mer Eye Care Holdings, Ltd.(1)(2)	44,000	25,205
Fosun International, Ltd.	54,000	37,871
Galaxy Entertainment Group, Ltd.(2)	23,000	163,698
Hang Lung Group, Ltd.	16,000	28,128
Hang Lung Properties, Ltd.	19,000	34,731
Hang Seng Bank, Ltd.	3,700	54,845
HK Electric Investments & HK Electric Investments, Ltd.	64,500	40,675
HKT Trust and HKT, Ltd.	126,000	165,598
Hong Kong & China Gas Co., Ltd.	147,906	131,330
Hongkong Land Holdings, Ltd.	8,900	39,609
Hutchison Telecommunications Hong Kong Holdings, Ltd.	142,000	24,634
Hysan Development Co., Ltd.	5,000	14,130

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hong Kong (continued)
In Technical Productions Holdings, Ltd.(2)	32,000	$ 30,203
Jardine Matheson Holdings, Ltd.	2,200	106,352
Kerry Properties, Ltd.	10,000	25,801
Luk Fook Holdings International, Ltd.	15,000	48,068
MGM China Holdings, Ltd.(2)	25,600	34,966
MTR Corp., Ltd.	10,500	52,463
NWS Holdings, Ltd.	51,000	44,174
Pacific Basin Shipping, Ltd.	119,000	41,407
PAX Global Technology, Ltd.	75,000	61,781
Power Assets Holdings, Ltd.	15,500	88,572
Shangri-La Asia, Ltd.(2)	48,000	44,281
Sino Land Co., Ltd.	32,000	43,122
Sun Hung Kai Properties, Ltd.	8,000	111,386
Swire Pacific, Ltd., Class A	4,000	31,752
VSTECS Holdings, Ltd.	60,000	34,470
VTech Holdings, Ltd.	10,000	60,035
Wharf Holdings, Ltd.	13,000	29,726
Yue Yuen Industrial Holdings, Ltd.	24,000	36,118
Zhongyu Energy Holdings, Ltd.(1)	36,000	27,949
		$ 2,940,468
Ireland — 2.2%
Bank of Ireland Group PLC	24,074	$ 248,995
CRH PLC	5,583	269,402
DCC PLC	1,417	88,162
Fineos Corp. Holdings PLC CDI(2)	16,777	19,315
Flutter Entertainment PLC(2)	1,544	308,518
Grafton Group PLC	5,892	64,264
ICON PLC ADR(2)	1,080	208,105
Irish Continental Group PLC	6,302	32,511
Irish Residential Properties REIT PLC(1)	33,524	38,151
Kerry Group PLC, Class A	2,357	248,250
		$ 1,525,673
Israel — 2.3%
Alony Hetz Properties & Investments, Ltd.	3,951	$ 31,198
Amot Investments, Ltd.	5,499	29,142
Azrieli Group, Ltd.	509	29,683
Bank Hapoalim B.M.	4,902	42,229
Bank Leumi Le-Israel B.M.	6,149	48,741
Bezeq The Israeli Telecommunication Corp., Ltd.	74,540	101,481
Cellcom Israel, Ltd.(2)	4,833	17,333
Check Point Software Technologies, Ltd.(2)	385	49,034
Delek Automotive Systems, Ltd.	2,848	22,993
Delek Group, Ltd.	711	77,453
Delta Galil, Ltd.	490	20,738
Security	Shares	Value
Israel (continued)
Elbit Systems, Ltd.	297	$ 54,980
Electra, Ltd.	76	32,646
Energix-Renewable Energies, Ltd.	13,304	39,592
Enlight Renewable Energy, Ltd.(2)	4,973	82,415
Fattal Holdings 1998, Ltd.(2)	339	30,458
Fiverr International, Ltd.(2)	953	34,804
Fox Wizel, Ltd.	492	41,395
ICL Group, Ltd.	25,308	157,183
Maytronics, Ltd.	4,367	45,952
Melisron, Ltd.	379	25,337
Mizrahi Tefahot Bank, Ltd.	781	25,611
Nice, Ltd.(2)	412	84,452
Oil Refineries, Ltd.	76,583	21,324
OPC Energy, Ltd.(2)	2,511	17,917
OY Nofar Energy, Ltd.(2)	888	20,238
Partner Communications Co., Ltd.(2)	3,786	18,446
Plus500, Ltd.	1,094	22,887
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	427	24,383
Reit 1, Ltd.	7,407	31,753
Shapir Engineering and Industry, Ltd.	3,467	24,777
Shufersal, Ltd.(2)	11,960	60,964
Strauss Group, Ltd.(2)	1,358	30,281
Teva Pharmaceutical Industries, Ltd. ADR(2)	19,132	167,022
		$ 1,564,842
Italy — 4.3%
Assicurazioni Generali SpA	4,184	$ 87,145
Banco BPM SpA(1)	12,713	51,692
Cementir Holding NV	6,913	57,992
CNH Industrial NV	8,265	116,304
Davide Campari-Milano NV(1)	14,115	181,907
De'Longhi SpA	1,200	27,883
DiaSorin SpA	977	106,115
Enav SpA(3)	5,309	24,949
Enel SpA	40,123	274,125
Eni SpA(1)	24,005	362,653
Ferrari NV	793	220,968
GVS SpA(2)(3)	4,062	27,724
Infrastrutture Wireless Italiane SpA(3)	18,725	259,894
Italgas SpA	7,381	48,194
Italmobiliare SpA	1,360	38,380
Leonardo SpA	3,639	43,366
Mediobanca Banca di Credito Finanziario SpA	2,659	28,555
MFE-MediaForEurope NV, Class B	9,790	7,213
Poste Italiane SpA(3)	5,564	57,904
Prysmian SpA(1)	2,617	107,102

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Italy (continued)
RAI Way SpA(3)	4,122	$ 26,406
Recordati Industria Chimica e Farmaceutica SpA	4,029	185,465
Stellantis NV	6,033	100,067
STMicroelectronics NV	7,572	323,673
Technogym SpA(3)	2,741	25,012
Terna - Rete Elettrica Nazionale	8,968	77,625
UniCredit SpA(1)	5,306	105,141
UnipolSai Assicurazioni SpA(1)	10,716	28,828
		$ 3,002,282
Japan — 12.5%
Advance Residence Investment Corp.	13	$ 33,730
Aeon Co., Ltd.	3,100	63,184
Air Water, Inc.	2,000	25,272
Ajinomoto Co., Inc.	1,400	50,350
ANA Holdings, Inc.(2)	1,100	23,994
Asahi Group Holdings, Ltd.	1,800	69,541
Asahi Kasei Corp.	8,100	57,212
Astellas Pharma, Inc.	6,200	93,400
Bandai Namco Holdings, Inc.	2,400	54,517
Bridgestone Corp.	1,600	64,253
Canon, Inc.	1,500	35,726
Capcom Co., Ltd.	1,300	48,851
Chiba Bank, Ltd. (The)	7,000	45,710
Chubu Electric Power Co., Inc.	7,300	81,412
Chugai Pharmaceutical Co., Ltd.	2,700	69,675
Concordia Financial Group, Ltd.	10,800	40,979
Dai-ichi Life Holdings, Inc.	3,000	55,802
Daiichi Sankyo Co., Ltd.	5,700	195,593
Daikin Industries, Ltd.	500	90,816
Daiwa House Industry Co., Ltd.	3,500	89,210
Daiwa House REIT Investment Corp.	23	48,936
Denso Corp.(1)	1,000	60,364
Dentsu Group, Inc.(1)	1,500	54,052
Disco Corp.	600	68,313
East Japan Railway Co.	900	51,499
Eisai Co., Ltd.(1)	1,400	80,785
ENEOS Holdings, Inc.	31,200	110,995
FANUC Corp.	1,000	33,771
Fast Retailing Co., Ltd.	300	71,041
Frontier Real Estate Investment Corp.	8	28,904
FUJIFILM Holdings Corp.	500	26,060
Fujitsu, Ltd.	300	39,983
GLP J-REIT	41	46,846
Hirose Electric Co., Ltd.	315	42,512
Hitachi, Ltd.	1,300	71,909
Security	Shares	Value
Japan (continued)
Honda Motor Co., Ltd.	3,100	$ 82,221
Idemitsu Kosan Co., Ltd.	3,700	78,784
ITOCHU Corp.(1)	1,500	49,762
Iwatani Corp.	1,800	85,217
Japan Metropolitan Fund Invest	93	68,096
Japan Post Bank Co., Ltd.	2,300	18,367
Japan Post Holdings Co., Ltd.	7,500	61,739
Japan Prime Realty Investment Corp.	22	57,204
Japan Real Estate Investment Corp.	11	43,586
Japan Tobacco, Inc.	4,100	88,219
JFE Holdings, Inc.	3,100	36,674
Kansai Electric Power Co., Inc.	7,200	77,722
Kao Corp.	1,500	60,613
KDDI Corp.	5,400	168,578
Kenedix Office Investment Corp.(1)	12	26,530
Keyence Corp.	400	180,382
Kintetsu Group Holdings Co., Ltd.(1)	800	27,006
Kirin Holdings Co., Ltd.	3,800	61,732
Kobayashi Pharmaceutical Co., Ltd.	600	37,441
Komatsu, Ltd.	2,200	54,714
Konami Group Corp.(1)	900	44,284
Kubota Corp.	2,500	37,882
Kuraray Co., Ltd.	2,300	21,509
Kyocera Corp.	900	47,239
Kyushu Electric Power Co., Inc.(2)	3,600	20,962
Lion Corp.	5,400	58,870
Marubeni Corp.	3,400	48,257
Maruichi Steel Tube, Ltd.	1,200	27,145
MatsukiyoCocokara & Co.	900	48,195
MEIJI Holdings Co., Ltd.	1,600	38,608
Mitsubishi Chemical Group Corp.	10,000	58,666
Mitsubishi Corp.	2,200	81,567
Mitsubishi Estate Co., Ltd.(1)	7,600	93,665
Mitsubishi Gas Chemical Co., Inc.	1,600	23,294
Mitsui & Co., Ltd.	1,400	43,706
Mitsui Chemicals, Inc.	1,300	32,891
Mitsui Fudosan Co., Ltd.	5,100	101,296
Mizuho Financial Group, Inc.	5,630	81,612
MS&AD Insurance Group Holdings, Inc.	1,800	59,080
Murata Manufacturing Co., Ltd.	1,500	85,104
NEC Corp.	1,500	57,683
Nexon Co., Ltd.(1)	3,000	67,771
Nintendo Co., Ltd.	4,000	169,110
Nippon Accommodations Fund, Inc.	8	38,888
Nippon Building Fund, Inc.(1)	11	46,125
Nippon Paint Holdings Co., Ltd.	7,300	65,862

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Nippon Sanso Holdings Corp.	2,300	$ 41,498
Nippon Shokubai Co., Ltd.	600	24,055
Nippon Steel Corp.	3,600	76,887
Nippon Telegraph & Telephone Corp.	5,000	152,570
Nissan Chemical Corp.	900	39,998
Nissan Motor Co., Ltd.	10,300	37,558
Nisshin Seifun Group, Inc.	4,900	59,395
Nissin Foods Holdings Co., Ltd.	700	67,488
Nitto Denko Corp.	700	45,254
NOF Corp.	800	36,553
Nomura Real Estate Master Fund, Inc.	63	73,717
Nomura Research Institute, Ltd.	2,000	50,319
NTT Data Corp.	4,400	59,766
Obic Co., Ltd.	300	46,223
Olympus Corp.	5,000	87,532
Omron Corp.	800	46,927
Ono Pharmaceutical Co., Ltd.	2,500	50,338
Oriental Land Co., Ltd.	2,500	88,473
Orix JREIT, Inc.	47	60,757
Osaka Gas Co., Ltd.	5,500	90,977
Otsuka Holdings Co., Ltd.	2,400	81,650
Pan Pacific International Holdings Corp.	2,000	37,374
Panasonic Holdings Corp.	5,400	50,861
Resona Holdings, Inc.	12,400	61,801
Resonac Holdings Corp.	1,600	25,336
ROHM Co., Ltd.	200	15,058
Rohto Pharmaceutical Co., Ltd.	1,600	33,195
SECOM Co., Ltd.	600	38,420
Sekisui House, Ltd.	2,000	41,117
Shimadzu Corp.(1)	1,200	37,532
Shimano, Inc.	300	46,396
Shionogi & Co., Ltd.	1,500	67,147
Shizuoka Financial Group, Inc.	5,800	43,718
SMC Corp.	100	49,874
SoftBank Corp.	11,800	132,854
Sompo Holdings, Inc.	1,200	50,076
Square Enix Holdings Co., Ltd.	700	34,446
Subaru Corp.	2,400	39,172
Sumitomo Chemical Co., Ltd.(1)	10,900	36,834
Sumitomo Corp.	1,600	28,677
Sumitomo Metal Mining Co., Ltd.	1,100	40,600
Sumitomo Mitsui Financial Group, Inc.	2,700	110,359
Sumitomo Mitsui Trust Holdings, Inc.	1,500	54,072
Suzuki Motor Corp.	600	20,921
T&D Holdings, Inc.	2,800	34,290
Takeda Pharmaceutical Co., Ltd.	5,000	165,796
Security	Shares	Value
Japan (continued)
TDK Corp.	1,000	$ 34,379
TEIJIN, Ltd.	3,300	36,858
Toho Co., Ltd.	500	19,863
Tohoku Electric Power Co., Inc.(2)	12,500	64,269
Tokio Marine Holdings, Inc.	5,900	118,631
Tokyo Gas Co., Ltd.	4,100	83,980
Tokyu Corp.(1)	2,000	28,232
Toppan, Inc.	2,000	42,518
Toray Industries, Inc.	6,900	39,104
Toshiba Corp.	800	25,776
Tosoh Corp.	2,200	29,393
Toyo Suisan Kaisha, Ltd.	1,000	44,647
Toyota Industries Corp.	400	23,247
Toyota Motor Corp.	13,600	186,728
Trend Micro, Inc.	600	29,318
United Urban Investment Corp.	35	38,861
Yakult Honsha Co., Ltd.(1)	1,000	75,214
Yamato Holdings Co., Ltd.(1)	2,000	34,355
Yamato Kogyo Co., Ltd.	1,000	39,287
Yamazaki Baking Co., Ltd.	3,800	50,917
		$ 8,648,493
Netherlands — 4.3%
ABN AMRO Bank NV GDR(3)	2,263	$ 36,270
Aegon NV(1)	12,248	55,884
Alfen NV(2)(3)	256	20,713
Arcadis NV	649	26,810
ASML Holding NV	646	409,960
ASR Nederland NV	1,620	71,252
Corbion NV	2,072	65,230
Euronext NV(3)	576	45,809
Flow Traders, Ltd.	619	15,333
JDE Peet's NV	1,640	49,885
Koninklijke Ahold Delhaize NV	9,251	318,092
Koninklijke DSM NV	1,929	253,235
Koninklijke KPN NV	65,476	238,783
Koninklijke Philips NV	16,407	346,385
NN Group NV	1,992	74,282
NSI NV(1)	1,000	22,968
Prosus NV(2)	5,062	378,807
Randstad NV	683	37,111
SBM Offshore NV	4,496	63,549
Signify NV(3)	1,727	57,676
Universal Music Group NV(1)	7,168	156,602
Wolters Kluwer NV	1,682	222,854
		$ 2,967,490

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
New Zealand — 1.1%
a2 Milk Co., Ltd. (The)(2)	23,100	$ 84,370
Auckland International Airport, Ltd.(2)	12,240	67,018
Contact Energy, Ltd.	9,580	46,463
Fisher & Paykel Healthcare Corp., Ltd., Class C	5,931	101,734
Fletcher Building, Ltd.	7,381	20,581
Goodman Property Trust	27,739	37,517
Heartland Group Holdings, Ltd.	19,544	19,252
Kiwi Property Group, Ltd.	57,056	32,535
KMD Brands, Ltd.	27,332	18,790
Mercury NZ, Ltd.	13,643	53,589
Pushpay Holdings, Ltd.(2)	39,551	34,787
SKYCITY Entertainment Group, Ltd.	29,814	44,275
Spark New Zealand, Ltd.	25,298	81,969
Vulcan Steel, Ltd.(1)	3,600	18,620
Xero, Ltd.(2)	1,231	76,846
		$ 738,346
Norway — 2.1%
Aker ASA, Class A	499	$ 30,500
Aker BP ASA	1,654	39,540
ArcticZymes Technologies ASA(1)(2)	4,268	15,423
Atea ASA(2)	6,274	86,310
Austevoll Seafood ASA	3,899	36,719
Borregaard ASA	2,485	41,580
Crayon Group Holding ASA(1)(2)(3)	2,500	19,323
DNB Bank ASA(1)	6,189	108,865
Entra ASA(3)	2,972	30,200
Equinor ASA	3,918	112,803
Europris ASA(1)(3)	9,810	70,256
Gjensidige Forsikring ASA	1,701	29,631
Kitron ASA(2)	9,412	35,544
Kongsberg Gruppen ASA	1,873	84,127
Leroy Seafood Group ASA	6,500	34,228
Norsk Hydro ASA	6,598	48,555
Nykode Therapeutics ASA(1)(2)	7,954	19,249
Opera, Ltd. ADR	3,500	41,860
Orkla ASA	8,207	58,990
REC Silicon ASA(1)(2)	16,371	24,624
Salmar ASA	1,246	55,358
Scatec ASA(1)(3)	3,300	21,574
Schibsted ASA, Class B	2,498	40,447
SFL Corp, Ltd.	2,400	21,816
SpareBank 1 SMN	2,095	27,086
Telenor ASA	11,887	148,328
TOMRA Systems ASA(1)	2,450	37,569
Security	Shares	Value
Norway (continued)
Veidekke ASA	3,671	$ 42,262
Yara International ASA	1,966	79,169
		$ 1,441,936
Portugal — 1.1%
Banco Comercial Portugues S.A., Class R	494,993	$ 127,235
Corticeira Amorim SGPS S.A.	4,721	53,331
CTT-Correios de Portugal S.A.	12,855	53,105
EDP-Energias de Portugal S.A.(1)	19,728	108,701
Galp Energia SGPS S.A., Class B	11,338	137,005
Jeronimo Martins SGPS S.A.	5,858	147,828
Navigator Co. S.A. (The)	16,287	59,780
NOS SGPS S.A.	17,214	75,679
REN-Redes Energeticas Nacionais SGPS S.A.	11,590	33,657
		$ 796,321
Singapore — 2.1%
BW LPG, Ltd.(3)	3,082	$ 24,900
CapitaLand Ascendas REIT	23,500	50,570
CapitaLand Ascott Trust	655	532
CapitaLand Investment, Ltd.	11,500	32,191
ComfortDelGro Corp., Ltd.	36,500	32,674
DBS Group Holdings, Ltd.	2,800	69,188
Flex, Ltd.(2)	6,557	134,877
Genting Singapore, Ltd.	108,600	92,389
Golden Agri-Resources, Ltd.	170,500	35,262
Keppel Corp., Ltd.	8,600	39,933
Mapletree Industrial Trust	18,060	32,284
Mapletree Pan Asia Commercial Trust	18,500	24,506
Raffles Medical Group, Ltd.	38,400	42,406
Sea, Ltd. ADR(2)	1,816	138,325
Sembcorp Industries, Ltd.	21,400	68,858
Sembcorp Marine, Ltd.(2)	164,131	15,307
Singapore Airlines, Ltd.(1)	14,800	65,095
Singapore Exchange, Ltd.	7,000	50,376
Singapore Post, Ltd.	26,100	9,999
Singapore Technologies Engineering, Ltd.	19,500	53,085
Singapore Telecommunications, Ltd.	42,000	80,487
Suntec Real Estate Investment Trust	27,000	27,369
United Overseas Bank, Ltd.	4,500	95,571
UOL Group, Ltd.	4,600	23,998
Venture Corp., Ltd.	5,000	63,879
Wilmar International, Ltd.	58,400	172,497
		$ 1,476,558

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Spain — 4.4%
ACS Actividades de Construccion y Servicios S.A.	1,185	$ 40,743
Aena SME S.A.(1)(2)(3)	1,064	179,196
Almirall S.A.	2,741	28,059
Amadeus IT Group S.A.(2)	5,033	353,744
Banco Santander S.A.(1)	61,792	217,080
Bankinter S.A.	12,265	72,526
CaixaBank S.A.	15,438	57,145
Cellnex Telecom S.A.(2)(3)	4,799	202,057
Cia de Distribucion Integral Logista Holdings S.A.	2,665	72,373
Ercros S.A.	8,525	39,793
Grifols S.A.(1)(2)	11,886	122,350
Iberdrola S.A.	25,032	324,367
Indra Sistemas S.A.	3,340	44,224
Industria de Diseno Textil S.A.(1)	12,175	418,537
Laboratorios Farmaceuticos Rovi S.A.	1,773	78,435
Merlin Properties Socimi S.A.	18,476	163,361
Metrovacesa S.A.(1)(2)(3)	2,900	24,237
Red Electrica Corp. S.A.	2,456	44,653
Repsol S.A.	20,519	301,418
Telefonica S.A.	22,919	104,103
Vidrala S.A.	739	77,579
Viscofan S.A.	825	56,551
		$ 3,022,531
Sweden — 4.2%
Alfa Laval AB(1)	1,197	$ 43,915
Arjo AB, Class B(1)	8,801	39,043
Assa Abloy AB, Class B(1)	2,883	68,690
Atlas Copco AB, Class B(1)	2,446	31,374
Billerud AB	2,548	24,472
BioArctic AB(2)(3)	1,352	34,926
BioGaia AB, Class B	4,605	45,730
Biotage AB	1,896	23,585
Boliden AB(1)	2,274	81,266
Castellum AB(1)	4,084	49,646
Catena AB	932	35,752
Electrolux AB, Class B	3,051	46,025
Elekta AB, Class B	5,121	43,058
Embracer Group AB(1)(2)	9,503	49,612
Epiroc AB, Class A	2,897	58,036
Essity AB, Class B(1)	12,073	365,875
Evolution AB(3)	1,309	174,893
Fabege AB(1)	7,085	56,820
Getinge AB, Class B(1)	3,014	76,498
H & M Hennes & Mauritz AB, Class B(1)	3,007	44,085
Hemnet Group AB(1)	2,581	42,318
Security	Shares	Value
Sweden (continued)
Hexagon AB, Class B(1)	7,096	$ 81,247
Holmen AB, Class B	2,532	95,785
Hufvudstaden AB, Class A	2,401	34,238
Husqvarna AB, Class B	3,790	32,712
Industrivarden AB, Class A	1,060	30,330
Industrivarden AB, Class C(1)	1,534	43,806
Investor AB, Class A	2,160	47,364
JM AB(1)	2,031	32,605
L E Lundbergforetagen AB, Class B	517	24,806
Millicom International Cellular S.A. SDR(2)	3,136	56,248
Modern Times Group MTG AB, Class B(2)	4,037	32,454
Mycronic AB	2,681	56,979
Nyfosa AB(1)	5,192	35,580
Orron Energy AB(2)	4,713	5,499
Sandvik AB(1)	1,635	33,305
Securitas AB, Class B(1)	1,900	17,030
Skandinaviska Enskilda Banken AB, Class A	4,744	53,943
Skanska AB, Class B(1)	1,238	20,249
Stillfront Group AB(2)	16,614	35,398
Svenska Cellulosa AB SCA, Class B	9,048	124,136
Svenska Handelsbanken AB, Class A	7,120	62,939
Swedbank AB, Class A	2,384	41,425
Swedish Orphan Biovitrum AB(2)	3,003	73,079
Tele2 AB, Class B	5,717	60,750
Telefonaktiebolaget LM Ericsson, Class B	25,375	139,707
Telia Co. AB(1)	24,113	67,135
Tethys Oil AB	4,284	21,918
Thule Group AB(1)(3)	1,277	36,935
Truecaller AB, Class B(1)(2)	6,505	19,449
Volvo AB, Class B	1,722	35,406
Wallenstam AB, Class B(1)	7,080	28,094
Wihlborgs Fastigheter AB(1)	3,468	28,032
		$ 2,944,202
Switzerland — 9.1%
ABB, Ltd.	2,488	$ 89,751
ALSO Holding AG	245	52,521
Baloise Holding AG	396	66,288
Banque Cantonale Vaudoise	570	59,978
BKW AG	330	56,511
Bucher Industries AG	149	67,102
Cembra Money Bank AG	670	53,805
Cie Financiere Richemont S.A., Class A	5,971	987,011
Clariant AG(2)	3,924	65,453
DKSH Holding AG	773	61,570
EMS-Chemie Holding AG	104	85,415

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Flughafen Zurich AG	295	$ 56,778
Forbo Holding AG	26	38,274
Galenica AG(3)	858	76,893
Givaudan S.A.	78	272,841
Helvetia Holding AG	425	63,577
Holcim AG(2)	4,531	299,376
Intershop Holding AG	78	54,771
Julius Baer Group, Ltd.	822	58,901
Kuehne & Nagel International AG	464	137,463
Landis & Gyr Group AG(2)	1,111	92,044
LEM Holding S.A.	13	28,665
Logitech International S.A.	2,732	161,672
Meyer Burger Technology AG(1)(2)	49,710	32,018
Nestle S.A.	6,891	884,043
Novartis AG	4,303	440,171
Roche Holding AG PC	1,250	391,425
Schindler Holding AG	320	68,359
Schindler Holding AG PC	353	78,886
Schweiter Technologies AG	45	35,910
SGS S.A.	900	81,446
SIG Group AG(2)	5,783	154,786
Softwareone Holding AG(1)(2)	1,719	25,930
Stadler Rail AG(1)	1,511	62,796
Swatch Group AG (The), Bearer Shares	279	95,714
Swiss Life Holding AG(2)	139	91,748
Swiss Prime Site AG	1,669	151,077
Swiss Re AG	1,001	100,805
Swisscom AG	366	251,277
Vontobel Holding AG	351	23,510
Zehnder Group AG	691	56,441
Zurich Insurance Group AG	683	331,222
		$ 6,344,224
United Kingdom — 9.0%
Admiral Group PLC	1,052	$ 30,575
Airtel Africa PLC(3)	30,067	45,387
Assura PLC	34,782	22,237
AstraZeneca PLC	4,331	637,363
Aviva PLC	9,030	48,079
BAE Systems PLC	8,600	109,564
Barclays PLC	15,390	31,002
Bellway PLC	608	18,434
Berkeley Group Holdings PLC	509	28,485
Big Yellow Group PLC	2,400	36,943
British American Tobacco PLC	3,774	139,433
British Land Co. PLC (The)	7,389	37,228
Security	Shares	Value
United Kingdom (continued)
BT Group PLC	59,183	$ 118,206
Bunzl PLC	1,400	55,730
Burberry Group PLC	3,492	113,986
Centrica PLC	39,130	56,228
Compass Group PLC	7,473	197,145
Computacenter PLC	1,269	36,790
Croda International PLC	729	64,050
Darktrace PLC(2)	8,597	30,316
Derwent London PLC	1,020	30,794
Direct Line Insurance Group PLC	9,041	19,542
DS Smith PLC	10,893	42,529
Energean PLC	2,448	38,026
Experian PLC	2,304	81,573
FDM Group Holdings PLC	2,454	20,773
Fresnillo PLC	1,893	16,941
Glencore PLC	15,395	90,871
Grainger PLC	11,835	38,505
Great Portland Estates PLC	4,065	27,267
HSBC Holdings PLC	24,849	179,095
Imperial Brands PLC	1,728	42,775
Informa PLC	12,336	112,147
InterContinental Hotels Group PLC	751	51,636
Intertek Group PLC	543	28,407
ITV PLC	50,477	51,376
Land Securities Group PLC	5,823	49,413
Lloyds Banking Group PLC	135,333	82,218
London Stock Exchange Group PLC	726	76,225
LondonMetric Property PLC	11,374	27,585
LXi REIT PLC	17,784	23,588
Manchester United PLC, Class A(1)	1,700	34,085
Mondi PLC	3,379	53,845
Moneysupermarket.com Group PLC	7,023	24,251
National Grid PLC	21,398	306,803
NCC Group PLC	21,199	28,605
Next PLC	582	49,381
Pearson PLC	5,346	59,478
Persimmon PLC	2,761	45,694
Phoenix Group Holdings PLC	5,262	39,205
Primary Health Properties PLC	23,037	30,903
QinetiQ Group PLC	8,311	38,834
Reckitt Benckiser Group PLC	1,454	117,497
RELX PLC	4,013	133,708
Renishaw PLC	635	28,803
Rentokil Initial PLC	5,526	43,994
Rio Tinto PLC	3,415	217,100
Rolls-Royce Holdings PLC(2)	22,073	42,285

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Safestore Holdings PLC	3,803	$ 47,406
Sage Group PLC (The)	15,349	158,293
Severn Trent PLC	3,397	125,124
Shaftesbury Capital PLC	16,689	24,684
Shell PLC	17,692	543,642
Smiths Group PLC	1,154	24,401
Softcat PLC	2,104	35,450
Spectris PLC	1,446	68,479
Spirax-Sarco Engineering PLC	358	50,027
Spirent Communications PLC	11,297	25,685
Standard Chartered PLC	5,917	46,881
Supermarket Income REIT PLC	20,430	22,481
Taylor Wimpey PLC	39,034	62,996
Tesco PLC	31,547	111,533
Tritax Big Box REIT PLC	37,589	73,440
Unilever PLC	3,393	188,929
UNITE Group PLC (The)	3,167	38,214
United Utilities Group PLC	9,445	128,305
Vodafone Group PLC	181,551	218,065
		$ 6,276,973
Total Common Stocks (identified cost $61,087,454)		$68,773,201

Short-Term Investments — 8.3%
Affiliated Fund — 0.0%(5)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(6)	7,355	$ 7,355
Total Affiliated Fund (identified cost $7,355)		$ 7,355

Securities Lending Collateral — 8.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(7)	5,757,599	$ 5,757,599
Total Securities Lending Collateral (identified cost $5,757,599)		$ 5,757,599
Total Short-Term Investments (identified cost $5,764,954)		$ 5,764,954
Value
Total Investments — 107.3% (identified cost $66,852,408)	$74,538,155
Other Assets, Less Liabilities — (7.3)%	$ (5,089,317)
Net Assets — 100.0%	$69,448,838
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at April 30, 2023. The aggregate market value of securities on loan at April 30, 2023 was $8,304,592.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $2,434,669 or 3.5% of the Portfolio's net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Amount is less than 0.05%.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Consumer Discretionary	11.3%	$7,884,587
Industrials	11.1	7,699,168
Financials	11.0	7,635,781
Consumer Staples	10.3	7,181,876
Health Care	10.1	6,997,558
Materials	9.1	6,336,893
Communication Services	8.9	6,168,390
Information Technology	7.9	5,465,676
Utilities	7.5	5,180,457
Real Estate	6.7	4,686,934
Energy	5.1	3,535,881
Short-Term Investments	8.3	5,764,954
Total Investments	107.3%	$74,538,155

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
GDR	– Global Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares
SDR	– Swedish Depositary Receipt

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Statement of Assets and Liabilities (Unaudited)

April 30, 2023
Assets
Unaffiliated investments, at value (identified cost $66,845,053) — including $8,304,592 of securities on loan	$ 74,530,800
Affiliated investment, at value (identified cost $7,355)	7,355
Foreign currency, at value (identified cost $376,035)	376,942
Dividends receivable	298,051
Dividends receivable from affiliated investment	226
Securities lending income receivable	9,220
Tax reclaims receivable	218,043
Total assets	$75,440,637
Liabilities
Demand note payable	$ 30,000
Collateral for securities loaned	5,757,599
Payable for investments purchased	107,935
Payable to affiliates:
Investment adviser fee	28,043
Trustees' fees	401
Accrued expenses	67,821
Total liabilities	$ 5,991,799
Net Assets applicable to investors' interest in Portfolio	$69,448,838

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2023
Investment Income
Dividend income (net of foreign taxes withheld of $160,516)	$ 1,058,608
Dividend income from affiliated investments	711
Securities lending income, net	29,029
Total investment income	$ 1,088,348
Expenses
Investment adviser fee	$ 163,262
Trustees’ fees and expenses	2,321
Custodian fee	36,899
Legal and accounting services	30,393
Miscellaneous	5,026
Total expenses	$ 237,901
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 26
Total expense reductions	$ 26
Net expenses	$ 237,875
Net investment income	$ 850,473
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ 1,266,399
Investment transactions - affiliated investment	54,003
Foreign currency transactions	13,787
Net realized gain	$ 1,334,189
Change in unrealized appreciation (depreciation):
Investments	$ 11,520,838
Investments - affiliated investment	16,243
Foreign currency	20,961
Net change in unrealized appreciation (depreciation)	$11,558,042
Net realized and unrealized gain	$12,892,231
Net increase in net assets from operations	$13,742,704

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Statements of Changes in Net Assets

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 850,473	$ 1,606,130
Net realized gain (loss)	1,334,189	(1,227,103)
Net change in unrealized appreciation (depreciation)	11,558,042	(20,060,081)
Net increase (decrease) in net assets from operations	$13,742,704	$(19,681,054)
Capital transactions:
Contributions	$ 1,941,286	$ 11,445,206
Withdrawals	(5,812,043)	(9,274,277)
Net increase (decrease) in net assets from capital transactions	$ (3,870,757)	$ 2,170,929
Net increase (decrease) in net assets	$ 9,871,947	$(17,510,125)
Net Assets
At beginning of period	$ 59,576,891	$ 77,087,016
At end of period	$69,448,838	$ 59,576,891

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Financial Highlights

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31,
Ratios/Supplemental Data		2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses	0.73% (1)(2)	0.69% (2)	0.68%	0.69%	0.74%	0.71%
Net investment income	2.60% (1)	2.34%	2.31%	1.74%	2.53%	1.90%
Portfolio Turnover	18% (3)	22%	23%	10%	37%	30%
Total Return	23.83% (3)	(25.13)%	31.20%	(5.07)%	11.59%	(5.77)%
Net assets, end of period (000’s omitted)	$69,449	$59,577	$77,087	$60,016	$71,054	$68,042
(1)	Annualized.
(2)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2023 and the year ended October 31, 2022).
(3)	Not annualized.

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2023, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 54.5% and 45.5%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Portfolio's financial statements for such outstanding reclaims.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

Tax-Managed International Equity Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

As of April 30, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.500%
$1 billion but less than $2.5 billion	0.475%
$2.5 billion but less than $5 billion	0.455%
$5 billion and over	0.440%
For the six months ended April 30, 2023, the investment adviser fee amounted to $163,262 or 0.50% (annualized) of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Parametric Portfolio Associates LLC (Parametric), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley.  The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2023, the investment adviser fee paid was reduced by $26 relating to the Portfolio's investment in the Liquidity Fund.
During the six months ended April 30, 2023, BMR reimbursed the Portfolio $3,347 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolioare officers of the above organization.

Tax-Managed International Equity Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $11,840,694 and $15,141,180, respectively, for the six months ended April 30, 2023.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 67,239,531
Gross unrealized appreciation	$ 12,528,976
Gross unrealized depreciation	(5,230,352)
Net unrealized appreciation	$ 7,298,624
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.
At April 30, 2023, the Portfolio had a balance outstanding pursuant to this line of credit of $30,000 at an annual interest rate of 5.83%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at April 30, 2023. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2023. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2023.
6  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.
At April 30, 2023, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $8,304,592 and $8,756,203, respectively. Collateral received was comprised of cash of $5,757,599 and U.S. government and/or agencies securities of $2,998,604. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.

Tax-Managed International Equity Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2023.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$5,757,599	$ —	$ —	$ —	$5,757,599
The carrying amount of the liability for collateral for securities loaned at April 30, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2023.
7  Affiliated Investments
At April 30, 2023, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $7,355, which represents less than 0.05% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$136,519	$ —	$ (206,765)	$ 54,003	$ 16,243	$ —	$ —	—
Short-Term Investments
Liquidity Fund	161,268	1,686,762	(1,840,675)	—	—	7,355	711	7,355
Total				$54,003	$16,243	$7,355	$ 711
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 273,202	$ 19,467,196	$ 0	$ 19,740,398
Developed Europe	324,997	47,142,964	—	47,467,961
Developed Middle East	250,860	1,313,982	—	1,564,842
Total Common Stocks	$ 849,059	$ 67,924,142**	$ 0	$68,773,201

Tax-Managed International Equity Portfolio
April 30, 2023
Notes to Financial Statements (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Short-Term Investments:
Affiliated Fund	$ 7,355	$ —	$ —	$ 7,355
Securities Lending Collateral	5,757,599	—	—	5,757,599
Total Investments	$6,614,013	$ 67,924,142	$ 0	$74,538,155
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2023 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.

Parametric
Tax-Managed International Equity Fund
April 30, 2023

Officers of Parametric Tax-Managed International Equity Fund
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Officers of Tax-Managed International Equity Portfolio
R. Kelly Williams, Jr. President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed International Equity Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Sub-Adviser of Parametric Tax-Managed International
Equity Fund and Tax-Managed International Equity Portfolio
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Investment Adviser and Administrator of Parametric Tax-Managed
International Equity Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7689    4.30.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
President

Date:	June 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2023

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
President

Date:	June 23, 2023